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91-1615

RECEIVED
SECURITIES AND EXCHANGE COMMISSION
APR 18 2007
DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
Dow Jones Wilshire Ex-US Real Estate Securities Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

07052787

6. Ticker Symbol(s) of New Derivative Securities Product:
RWX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Australian Stock Exchange, Continuous Market (Sistema de Interconexión Bursátil Español(SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Amsterdam, Euronext Brussels, Euronext Paris, Hong Kong Stock Exchange, Istanbul Stock Exchange, JSE Securities Exchange / Johannesburg Stock Exchange (JSE), Kuala Lumpur Stock Exchange (Bursa Malaysia), London Stock Exchange, Milan Stock Exchange (Borsa Italiana), New Zealand Stock Exchange, Osaka Securities Exchange, Philippine Stock Exchange, Singapore Exchange, Stock Exchange of Thailand, Stockholm Stock Exchange (OMX Exchanges), SWX Swiss Exchange, Taiwan Stock Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Warsaw Stock Exchange, Wiener Börse AG (Vienna Stock Exchange), Xetra

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

PROCESSED
MAY 08 2007
THOMSON
FINANCIAL

Title:
Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 18 2007

Date:
April 17, 2007

SEC 2449 (1/99)

END